SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
Schedule of interests in subsidiaries
The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(8)	$138	$8	$27	$13,916	$(1,252)	$12,829
Net (loss) income attributable to shareholders	(656)	87	—	(13)	680	(754)	(656)
Total assets	68,118	6,109	600	3,340	327,434	(89,166)	316,435
Total liabilities	36,048	4,611	596	2,599	194,297	(32,782)	205,369

AS AT DEC. 31, 2019 AND FOR THE THREE MONTHS ENDED JUN. 30, 2019	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$—	$38	$—	$27	$18,152	$(1,293)	$16,924
Net income attributable to shareholders	399	30	—	8	633	(671)	399
Total assets	70,976	5,389	—	3,520	331,698	(87,614)	323,969
Total liabilities	35,963	3,994	—	2,239	195,586	(30,659)	207,123

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$430	$176	$12	$52	$31,963	$(3,218)	$29,415
Net (loss) income attributable to shareholders	(949)	82	—	11	2,079	(2,172)	(949)

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(21)	$72	$—	$54	$35,304	$(3,277)	$32,132
Net income attributable to shareholders	1,014	34	—	16	1,969	(2,019)	1,014

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.